Related party transactions - Summary of Related Party Transaction Outstanding (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Amounts owed by related parties
Amounts receivable, related party transactions	£ 73.5	£ 88.5
Amounts owed to related parties
Amounts payable, related party transactions	(75.1)	(75.7)
Kantar
Amounts owed by related parties
Amounts receivable, related party transactions	17.5	26.1
Amounts owed to related parties
Amounts payable, related party transactions	(4.7)	(10.5)
Other
Amounts owed by related parties
Amounts receivable, related party transactions	56.0	62.4
Amounts owed to related parties
Amounts payable, related party transactions	£ (70.4)	£ (65.2)